Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about goodwill [Abstract]
Disclosure of detailed information about goodwill
A reconciliation of the changes in the carrying amount of intangible assets is as follows:

	Power sale contracts	Software and other	Intangibles under development	Coal rights	Total
Cost
As at Dec. 31, 2019	250	378	11	149	788
Additions	—	—	14	—	14
Acquisition (Note 4)	37	—	—	—	37
Disposals	—	(1)	—	—	(1)
Change in foreign exchange rates	(2)	—	—	—	(2)
Transfers	(16)	35	(22)	—	(3)
As at Dec. 31, 2020	269	412	3	149	833
Additions	—	—	9	—	9
Impairment (Note 7)	—	—	—	(17)	(17)
Change in foreign exchange rates	—	(2)	—	—	(2)
Transfers	—	12	(8)	—	4
As at Dec. 31, 2021	269	422	4	132	827

Accumulated amortization
As at Dec. 31, 2019	107	246	—	117	470
Amortization	15	28	—	8	51
Disposals	—	(1)	—	—	(1)
Transfers	1	(1)	—	—	—
As at Dec. 31, 2020	123	272	—	125	520
Amortization	17	27	—	7	51
As at Dec. 31, 2021	140	299	—	132	571

Carrying amount
As at Dec. 31, 2019	143	132	11	32	318
As at Dec. 31, 2020	146	140	3	24	313
As at Dec. 31, 2021	129	123	4	—	256
Goodwill acquired through business combinations has been allocated to CGUs that are expected to benefit from the synergies of the acquisitions. Goodwill by segments are as follows:

As at Dec. 31	2021	2020
Hydro	258	258
Wind and Solar	175	175
Energy Marketing	30	30
Total goodwill	463	463